MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table sets forth the Company’s purchase price allocation (in thousands, except share data and stock price):

Shares of Lilis Common Stock issued to Brushy shareholders		5,785,119
Lilis Common Stock closing price on June 23, 2016		$1.20
Fair value of Common Stock issued		$6,942
Cash consideration paid to SOS		500
SOS Note		1,000
Fair value of SOS warrant		170
Warrant liability - repricing derivative		164
Advance to Brushy pre-merger		2,508
Total purchase price		11,284
Plus: liabilities assumed by Lilis
Current Liabilities
Account payable and accrued expenses	$5,447
Term loan - Independent Bank	11,379	16,826

Long-Term Debt		19
Asset Retirement Obligation		777
Amount attributable to liabilities assumed		17,622
		$28,906
Fair Value of Brushy Assets
Current Assets:
Cash	$706
Other current assets	624
		$1,330
Oil and Gas Properties:
Proved properties	7,512
Unproved properties	19,662
		27,174
Other assets
Other Property Plant & Equipment	42
Other assets	360	402
Total Asset Value		$28,906

The following table sets forth the Company’s purchase price allocation (in thousands, except shares data and stock price):

Shares of Lilis Common Stock issued to Brushy shareholders		5,785,119
Lilis Common Stock closing price on June 23, 2016		$1.20
Fair value of Common Stock issued		$6,942
Cash consideration paid to SOS		500
SOS Note		1,000
Fair value of SOS warrant		170
Warrant liability - repricing derivative		164
Advance to Brushy pre-merger		2,508
Total purchase price		11,284
Plus: liabilities assumed by Lilis
Current Liabilities
Account payable and accrued expenses	$5,447
Term loan - Independent Bank	11,379	16,826

Long-Term Debt		19
Asset Retirement Obligation		777
Amount attributable to liabilities assumed		17,622
		$28,906
Fair Value of Brushy Assets
Current Assets:
Cash	$706
Other current assets	624
		$1,330
Oil and Gas Properties:
Evaluated properties	7,512
Unevaluated properties	19,662
		27,174
Other assets
Other Property Plant & Equipment	42
Other assets	360	402
Total Asset Value		$28,906

Business Acquisition, Pro Forma Information
March 31, 2016
(In thousands, except share data)

Revenue	$822
Net loss	$(5,479)
Net loss attributable to common stockholders	$(5,479)
Net loss per common share basic and diluted	$(0.18)
Weighted average shares outstanding:
Basic and diluted	30,606,552

	December 31,
	2016	2015
	(In thousands, except share data)

Revenue	$4,989	$3,173
Net loss	$(35,835)	$(75,808)
Net loss attributable to common stockholders	$(45,288)	$(76,528)
Net loss per common share basic and diluted	$(4.00)	$(13.32)
Weighted average shares outstanding:
Basic and diluted	11,328,252	5,745,785